Loans Receivable and Other Lending Investments, net (Credit Characteristics by Payment Status) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Recorded investment in loans, aged by payment status and presented by class
Current	$ 1,229,180	$ 1,540,589
Less Than and Equal to 90 Days	0	0
Greater Than 90 Days	233,823	116,250
Total Past Due	233,823	116,250
Financing receivable, total	$ 1,463,003	$ 1,656,839
Financing receivable, number of loans greater than 90 days past due | loan	4	4
Financing receivables, past due time period	90 days	90 days
Minimum
Recorded investment in loans, aged by payment status and presented by class
Financing receivables, past due time period	1 year	1 year
Maximum
Recorded investment in loans, aged by payment status and presented by class
Financing receivables, past due time period	8 years	7 years
Senior mortgages
Recorded investment in loans, aged by payment status and presented by class
Current	$ 868,505	$ 864,099
Less Than and Equal to 90 Days	0	0
Greater Than 90 Days	76,677	116,250
Total Past Due	76,677	116,250
Financing receivable, total	945,182	980,349
Corporate/Partnership loans
Recorded investment in loans, aged by payment status and presented by class
Current	335,677	647,451
Less Than and Equal to 90 Days	0	0
Greater Than 90 Days	157,146	0
Total Past Due	157,146	0
Financing receivable, total	492,823	647,451
Subordinate mortgages
Recorded investment in loans, aged by payment status and presented by class
Current	24,998	29,039
Less Than and Equal to 90 Days	0	0
Greater Than 90 Days	0	0
Total Past Due	0	0
Financing receivable, total	$ 24,998	$ 29,039